SCHEDULE OF ASSETS HELD AT END OF YEAR FORM 5500 - SCHEDULE H, PART IV, LINE 4(i) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	65-0789077
Plan number	001
Current Value	$ 51,809,429	$ 43,649,342
Total participant-directed investments	96,857,912	79,648,650
Notes receivable from participants	3,397,639	3,084,082
Total	$ 100,255,551
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total participant-directed investments	$ 2,920,665	2,063,418
Investment, Identifier [Axis]: Mutual Funds | American Funds Capital World Bond - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	376,648
Investment, Identifier [Axis]: Mutual Funds | American Funds Capital World Growth and Income Fund - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,147,916
Investment, Identifier [Axis]: Mutual Funds | American Funds EuroPacific Growth Fund - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,784,036
Investment, Identifier [Axis]: Mutual Funds | American Funds Fundamental Investors - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,402,648
Investment, Identifier [Axis]: Mutual Funds | American Funds Investment Company of America Fund - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,708,515
Investment, Identifier [Axis]: Mutual Funds | American Funds New Perspective Fund - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,341,900
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2025 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,411,436
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2030 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	412,171
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2035 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,211,570	10,343,922
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2040 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,843
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2045 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,957,800	7,631,492
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2050 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	549,623
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2055 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	89,964
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2060 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,626
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2065 Class - R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	54,082
Investment, Identifier [Axis]: Mutual Funds | American Funds The Bond Fund of America - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	935,096
Investment, Identifier [Axis]: Mutual Funds | American Funds The Growth Fund of America - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,126,450
Investment, Identifier [Axis]: Mutual Funds | American Funds The Income Fund of America - Class R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,748,550	14,363,741
Investment, Identifier [Axis]: Mutual Funds | American Funds U.S. Government Money Market Fund - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,542,856
Investment, Identifier [Axis]: Mutual Funds | Invesco Income Fund - Investor Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	452,685
Investment, Identifier [Axis]: Mutual Funds | MFS Total Return - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	368,600
Investment, Identifier [Axis]: Mutual Funds | MFS Utilities Fund - Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	686,829
Investment, Identifier [Axis]: Mutual Funds | Vanguard 500 Index Fund - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,891,509	$ 11,310,187
Investment, Identifier [Axis]: Mutual Funds | Vanguard Emerging Markets Stock Index Fund - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,416,595
Investment, Identifier [Axis]: Mutual Funds | Vanguard Energy Fund - Investor Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,453,008
Investment, Identifier [Axis]: Mutual Funds | Vanguard Global Capital Cycles Fund - Investor Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,589,809
Investment, Identifier [Axis]: Mutual Funds | Vanguard LifeStrategy Conservative Growth Fund - Investor Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,047,801
Investment, Identifier [Axis]: Mutual Funds | Vanguard LifeStrategy Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,158,102
Investment, Identifier [Axis]: Mutual Funds | Vanguard LifeStrategy Moderate Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,490,459
Investment, Identifier [Axis]: Mutual Funds | Vanguard Real Estate Index Fund - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,082,937
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small Cap Value Index Fund - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,227,193